Segment information	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Segment information
31. Segment information
Identification of reportable segments
The Company has identified its operating segments based on the internal reports that are reviewed and used by the chief executive officer and the executive management (the chief operating decision makers or CODM) in assessing performance and in determining the allocation of resources.
The CODM consider the business from both a geographic and product perspective and assess the performance of the operating segments based on measures of profit and loss as well as assets and liabilities. These measures include operating profit, expenditures on exploration, property, plant and equipment and non-current assets, as well as total debt. As at December 31, 2018, Eldorado had six reportable segments based on the geographical location of mining and exploration and development activities.
Geographical segments
Geographically, the operating segments are identified by country and by operating mine or mine under construction. The Turkey reporting segment includes the Kişladağ and the Efemçukuru mines and exploration activities in Turkey. The Canada reporting segment includes the Lamaque project and exploration activities in Canada. The Greece reporting segment includes the Stratoni and Olympias mines, the Skouries, Perama Hill and Sapes projects and exploration activities in Greece. The Romania reporting segment includes the Certej project and exploration activities in Romania. The Brazil reporting segment includes the Vila Nova mine, Tocantinzinho project and exploration activities in Brazil. Other reporting segment includes operations of Eldorado’s corporate office and exploration activities in other countries.
Financial information about each of these operating segments is reported to the CODM on a monthly basis. The mines in each of the different reporting segments share similar economic characteristics and have been aggregated accordingly.

31. Segment information (continued)

2018	Turkey	Canada	Greece	Romania	Brazil	Other	Total

Information about profit and loss
Revenues	$348,528	$—	$110,488	$—	$—	$—	$459,016
Production costs	174,081	—	93,899	—	—	—	267,980
Inventory write-down	—	—	1,465	—	—	—	1,465
Depreciation	75,854	—	29,424	—	—	454	105,732
Earnings (loss) from mine operations	$98,593	$—	$(14,300)	$—	$—	$(454)	$83,839

Other material items of income and expense
Impairment of property, plant and equipment	$117,570	$—	$330,238	$—	$—	$—	$447,808
Exploration and evaluation expenses	840	103	15,947	13,499	1,728	1,725	33,842
Income tax expense (recovery)	45,238	(3,415)	(129,213)	(2,716)	3,608	—	(86,498)

Additions to property, plant and equipment during the period	$68,737	$189,867	$61,716	$419	$6,612	$802	$328,153
Capitalised interest	$—	$13,160	$23,590	$—	$—	$—	$36,750

Information about assets and liabilities
Property, plant and equipment (*)	$721,449	$582,895	$2,063,798	$416,197	$203,075	$1,062	$3,988,476
Goodwill	—	92,591	—	—	—	—	92,591
	$721,449	$675,486	$2,063,798	$416,197	$203,075	$1,062	$4,081,067

Debt	$—	$—	$—	$—	$—	$595,977	$595,977

* Net of proceeds from sale of pre-commercial production at Olympias and Lamaque.

31. Segment information (continued)

2017	Turkey	Canada	Greece	Romania	Brazil	Other	Total

Information about profit and loss
Revenues	$337,907	$—	$51,152	$—	$2,347	$—	$391,406
Production costs	145,573	—	45,343	—	1,824	—	192,740
Inventory write-down	—	—	444	—	—	—	444
Depreciation	71,389	6	466	—	—	269	72,130
Earnings (loss) from mine operations	$120,945	$(6)	$4,899	$—	$523	$(269)	$126,092

Other material items of income and expense
Other write-down (write-up) of assets	$29,619	$—	$6,661	$10,454	$(79)	$42	$46,697
Exploration and evaluation expenses	3,203	6,616	7,512	10,168	4,733	6,029	38,261
Income tax expense (recovery)	30,139	1,532	(4,603)	(8,026)	(1,087)	1,428	19,383

Additions to property, plant and equipment during the period	$65,013	$34,575	$197,788	$2,006	$10,029	$827	$310,238
Capitalised interest	$—	$1,245	$35,505	$—	$—	$—	$36,750

Information about assets and liabilities
Property, plant and equipment (*)	$835,422	$416,795	$2,362,107	$415,856	$196,467	$750	$4,227,397
Goodwill	—	92,591	—	—	—	—	92,591
	$835,422	$509,386	$2,362,107	$415,856	$196,467	$750	$4,319,988

Debt	$—	$—	$—	$—	$—	$593,783	$593,783

* Net of proceeds from sale of pre-commercial production at Olympias

The Turkey segment derives their revenues from sales of gold. The Brazil segment derives its revenue from sales of iron ore. The Greece segment derives its revenue from sales of gold, zinc, lead and silver concentrates.